Income Taxes (Effective and Statutory Rate Reconciliation) (Details) - USD ($) $ in Millions	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Entity Information [Line Items]
Effective Income Tax Rate Reconciliation, Including Discontinued Operations, Percent	(35.60%)			16.30%			(9.80%)	15.20%
Effective Income Tax Rate Reconciliation, at Combined Federal and State Statutory Income Tax Rate, Percent							21.60%
Non-cash capital contribution	$ 2.7	$ (1.5)	$ 1.5	$ 3.5	$ (17.9)	$ 44.6	$ 2.7	$ 30.2	$ 40.0	$ 97.1	$ 0.0
Estimated Annual Effective Income Tax Rate, Continuing Operations							(10.10%)	16.80%	21.00%	35.00%
Statutory Federal tax rate									21.00%	35.00%	35.00%
State taxes, net of Federal tax benefit									0.40%	(1.50%)	0.20%
Depreciation of flow-through differences									(0.10%)	4.90%	(5.00%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation and Amortization, Percent									(14.60%)	(17.60%)	26.70%
Effective Income Tax Rate Reconciliation, Tax Credit, Percent									(1.00%)	5.10%	(3.30%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent									0.00%	11.00%	(75.10%)
Effective Income Tax Rate Reconciliation, Permanent Difference, Percent									0.00%	4.80%	2.80%
Other, net									(3.50%)	35.20%	(0.70%)
Effective tax rate									2.20%	76.90%	(19.40%)